Leases - Summary of Detailed Information About Future Minimum Rental Receivables Under Non-Cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 92,313	$ 12,868	¥ 97,186
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	14,156	1,973	13,239
After 1 Year but within 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	41,106	5,730	41,920
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 37,051	$ 5,165	¥ 42,027